UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  	March 31, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Barb Lockhart
Title:		Vice President Administration
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario May 12, 2004
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28-
[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		198

Form 13F Information Table Value Total:		14,570,321 (in Canadian $)
(thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011




MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : September 30, 2003
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6COLUMN 7
COLUMN 8 VALUE SHRS OR SH/ PUT/ INVESTMEOTHER VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP (x$1000) PRN AMT PRN CALL
DISCRETIMANAGERS SOLE SHARED NONE ALCAN INC COMMON 013716105
412,344 7,074,017SH SOLE 7,074,017 CAMECO CORP COMMON 13321L108 252,314
3,868,065SH SOLE 3,868,065 FIRST QUANTUM MNRL COMMON 335934105 1,205
81,000SH SOLE 81,000 IAMGOLD CORP COMMON 450913108 30,681 3,575,900SH
SOLE 3,575,900 IVANHOE MINES COMMON 46579N103 56,686 7,712,400SH SOLE
7,712,400 BARRICK GOLD CORP COMMON 067901108C 6,202 199,000SH SOLE 199,000
BARRICK GOLD CORP COMMON 067901108 518,529 16,726,728SH SOLE 16,726,728
PLACER DOME INC COMMON 725906101C 1,531 65,000SH SOLE 65,000 PLACER
DOME INC COMMON 725906101 146,458 6,208,496SH SOLE 6,208,496 CDN NATURAL
RES COMMON 136385101 352,231 4,844,995SH SOLE 4,844,995 ENCANA
CORPORATION COMMON 292505104 125,078 2,206,348SH SOLE 2,206,348 IMPERIAL
OIL LTD COMMON 453038408 69,153 1,174,670SH SOLE 1,174,670 NEXEN INC
COMMON 65334H102 72,935 1,427,292SH SOLE 1,427,292 PETRO-CANADA COMMON
780257804 181,321 3,146,850SH SOLE 3,146,850 PRECISION DRILLING COMMON
74022D100 3,077 50,200SH SOLE 50,200 SUNCOR ENERGY INC COMMON 867229106
286,571 7,966,954SH SOLE 7,966,954 TALISMAN ENERGY INC COMMON 87425E103C
395,504 5,120,454SH SOLE 5,120,454 ABITIBI CONS INC COMMON 003924107 90,201
9,667,894SH SOLE 9,667,894 DOMTAR INC COMMON 257561100 69,776 4,444,300SH
SOLE 4,444,300 BIOVAIL CORP COMMON 09067J109 119,403 5,838,763SH SOLE
5,838,763 CCL INDUSTRIES INC CLS B N-VTG 124900309 30,801 1,660,440SH SOLE
1,660,440 COTT CORP COMMON 22163N106 86,596 2,255,700SH SOLE 2,255,700 MDS
INC COMMON 55269P302 330,655 15,029,780SH SOLE 15,029,780 ATI TECHNOLOGIES
INC COMMON 001941103 130,886 6,136,250SH SOLE 6,136,250 CGI GROUP INC CLS A
SUBVTG 39945C109 197,094 23,051,980SH SOLE 23,051,980 COGNOS INCORPORATED
COMMON 19244C109 130,949 3,196,220SH SOLE 3,196,220 CP SHIPS LTD COMMON
22409V102 46,734 2,087,287SH SOLE 2,087,287 CREO INC COMMON 225606102 1,193
97,000SH SOLE 97,000 GSI LUMONICS COMMON 36229U102 528 28,850SH SOLE
28,850 HUMMINGBIRD LTD COMMON 44544R101 50,070 1,683,025SH SOLE 1,683,025
LEITCH TECHNOL COMMON 52543H107 7,485 1,110,500SH SOLE 1,110,500
MACDONALD DETTWILER COMMON 554282103 1,488 59,500SH SOLE 59,500
MAGNA INTL INC CLASS A 559222401C 7,784 75,000SH SOLE 75,000 MAGNA INTL
INC CLS A SUB VTG 559222401 549,785 5,318,614SH SOLE 5,318,614 NORTEL
NETWORKS CORP COMMON 656568102 233,143 30,239,059SH SOLE 30,239,059 NOVA
CHEMICALS CORP COMMON 66977W109 47,093 1,430,540SH SOLE 1,430,540 POTASH
CORP OF SASK COMMON 73755L107 5,758 52,800SH SOLE 52,800 ROYAL GROUP
TECH SUB VTG 779915107 112,173 7,800,650SH SOLE 7,800,650 WESCAST
INDUSTRIES CLS A SUB VTG 950813105 1,884 47,700SH SOLE 47,700 ZARLINK SEMICONDUCT COMMON 989139100 66,381 13,437,360SH SOLE 13,437,360 MI
DEVELOPMENTS INC CL A COM S VTG 55304X104 884 23,867SH SOLE 23,867 CDN
NATL RAILWAY COMMON 136375102 405,273 7,909,308SH SOLE 7,909,308 CDN
PACIFIC RAILWAY COMMON 13645T100 34,027 1,080,216SH SOLE 1,080,216
ENBRIDGE INC COMMON 29250N105 52,167 978,750SH SOLE 978,750
TRANSCANADA CORP COMMON 89353D107C 8,453 300,000SH SOLE 300,000
TRANSCANADA CORP COMMON 89353D107 130,961 4,630,881SH SOLE 4,630,881
BCE INC COMMON 05534B109 410,513 14,879,052SH SOLE 14,879,052 TELUS CORP
COMMON 87971M103 227 9,750SH SOLE 9,750 TRANSALTA CORP COMMON
89346D107 381 21,400SH SOLE 21,400 QUEBECOR WORLD INC COM SUB VTG
748203106 170,680 7,038,342SH SOLE 7,038,342 ROGERS COMMUNICATION CLS B
NON-VTG 775109200 316,063 12,900,535SH SOLE 12,900,535 THOMSON CORP (THE)
COMMON 884903105 219,461 5,412,102SH SOLE 5,412,102 TORSTAR CORP CLS B
NON-VTG 891474207 134,088 4,659,060SH SOLE 4,659,060 CDN TIRE CORP CLS A
NON-VTG 136681202 66,786 1,496,100SH SOLE 1,496,100 BANK OF MONTREAL
COMMON 063671101 220,963 4,074,544SH SOLE 4,074,544 BANK OF NOVA SCOTIA
COMMON 064149107 596,714 8,428,165SH SOLE 8,428,165 CDN IMP BANK COMMERC
COMMON 136069101 564,268 8,249,528SH SOLE 8,249,528 MANULIFE FINCL CORP
COMMON 56501R106 461,705 9,507,937SH SOLE 9,507,937 ROYAL BANK CDA
COMMON 780087102 355,023 5,675,828SH SOLE 5,675,828 SUN LIFE FNCL INC
COMMON 866796105 1,846 52,440SH SOLE 52,440 TORONTO DOMINION BK
COMMON 891160509 518,121 11,226,890SH SOLE 11,226,890 ABBOTT LABS COMMON
002824100 56,245 1,044,250SH SOLE 1,044,250 BRISTOL MYERS SQUIBB COMMON
110122108 49,215 1,549,900SH SOLE 1,549,900 HCA INC COMMON 404119109 53,552
1,006,000SH SOLE 1,006,000 JOHNSON & JOHNSON COMMON 478160104 101,424
1,525,892SH SOLE 1,525,892 MERCK & CO INC COMMON 589331107 2,137 36,900SH
SOLE 36,900 PFIZER INC COMMON 717081103 137,110 2,984,998SH SOLE 2,984,998
WYETH COMMON 983024100 78,075 1,586,600SH SOLE 1,586,600 ACE LIMITED
COMMON G0070K103 727 13,000SH SOLE 13,000 ALLSTATE CORP COMMON
020002101 91,822 1,541,270SH SOLE 1,541,270 BANK OF AMERICA CORP COM USD
0.01 060505104 95,372 898,686SH SOLE 898,686 BERKSHIRE HATHAWAY CLASS A
084670108 367 3SH SOLE 3 CITIGROUP INC COMMON 172967101 114,838 1,694,951SH
SOLE 1,694,951 FEDERAL NTL MTG ASSN COMMON 313586109 70,688 725,485SH
SOLE 725,485 FRANKLIN RES INC COMMON 354613101 3,227 44,225SH SOLE 44,225
JP MORGAN CHASE&CO COMMON 46625H100 2,342 42,595SH SOLE 42,595 MBNA
CORP COMMON 55262L100 571 15,759SH SOLE 15,759 MELLON FINL CORP
COMMON 58551A108 217 5,280SH SOLE 5,280 MORGAN STANLEY COMMON
617446448 58,341 776,930SH SOLE 776,930 PRUDENTIAL FINL COMMON 744320102
63,174 1,076,500SH SOLE 1,076,500 WACHOVIA CORP 2ND NEW COM 929903102 407
6,600SH SOLE 6,600 CARNIVAL CORP COM(PARD STK) 143658300 24,572 417,500SH
SOLE 417,500 NEW YORK TIMES CO CLASS A 650111107 44,555 769,200SH SOLE
769,200 ALTRIA GROUP INC COMMON 02209S103 45,033 631,100SH SOLE 631,100
ANHEUSER BUSCH COS COMMON 035229103 2,508 37,525SH SOLE 37,525 ARCHER-
DANIEL MIDLND COMMON 039483102 11,270 509,750SH SOLE 509,750 AVERY
DENNISON CORP COMMON 053611109 32,586 399,700SH SOLE 399,700 BECTON
DICKINSON COMMON 075887109 508 8,000SH SOLE 8,000 CARDINAL HEALTH INC
COMMON 14149Y108 482 5,343SH SOLE 5,343 CLOROX CO COMMON 189054109 872
13,600SH SOLE 13,600 COCA COLA CO COMMON 191216100 2,909 44,128SH SOLE
44,128 COLGATE PALMOLIVE CO COMMON 194162103 89,194 1,235,225SH SOLE
1,235,225 ENERGIZER HLDGS INC COMMON 29266R108 1,878 30,700SH SOLE 30,700
ESTEE LAUDER CO CLASS A 518439104 28,665 493,310SH SOLE 493,310 GILLETTE
CO COMMON 375766102 2,568 50,120SH SOLE 50,120 PEPSICO INC COMMON
713448108 93,529 1,325,325SH SOLE 1,325,325 PROCTER & GAMBLE CO COMMON
742718109 2,640 19,206SH SOLE 19,206 SYSCO CORP COMMON 871829107 205
4,000SH SOLE 4,000 UST INC COMMON 902911106 46,675 986,600SH SOLE 986,600
VIACOM INC CLASS B 925524308 30,418 591,967SH SOLE 591,967 WALGREEN CO
COMMON 931422109 1,477 34,200SH SOLE 34,200 WENDYS INTL INC COMMON
950590109 44,935 842,675SH SOLE 842,675 WRIGLEY WM JR CO COMMON 982526105
356 4,600SH SOLE 4,600 CLEAR CHANNEL COMMUN COMMON 184502102 55,799
1,005,400SH SOLE 1,005,400 HOME DEPOT INC COMMON 437076102 945 19,310SH
SOLE 19,310 KOHLS CORP COMMON 500255104 31,029 489,900SH SOLE 489,900
STANLEY WORKS COMMON 854616109 33,397 597,100SH SOLE 597,100 SUPERIOR
INDS INTL COMMON 868168105 46,197 994,670SH SOLE 994,670 TIMBERLAND CO
CLASS A 887100105 60,310 774,100SH SOLE 774,100 TIME WARNER INC COMMON 887317105 54,418 2,462,925SH SOLE 2,462,925 WAL MART STORES INC COMMON
931142103 1,225 15,655SH SOLE 15,655 WALT DISNEY CO COMMON 254687106 1,817
55,478SH SOLE 55,478 APPLIED MATERIALS COMMON 038222105 1,882 67,320SH
SOLE 67,320 AUTOMATIC DATA PROC COMMON 053015103 925 16,800SH SOLE
16,800 CISCO SYSTEMS INC COMMON 17275R102 205 6,630SH SOLE 6,630 EMC
CORP MASS COMMON 268648102 667 37,400SH SOLE 37,400 ENTRUST
TECHNOLOGIES COMMON 293848107 10,111 1,769,640SH SOLE 1,769,640 FIRST
DATA CORP COMMON 319963104 79,577 1,440,290SH SOLE 1,440,290 HEWLETT
PACKARD CO COMMON 428236103 52,801 1,764,055SH SOLE 1,764,055 IBM
COMMON 459200101 43,242 359,280SH SOLE 359,280 INTEL CORP COMMON
458140100 6,791 190,520SH SOLE 190,520 MICROSOFT CORP COMMON 594918104
127,146 3,891,747SH SOLE 3,891,747 NCR CORP COMMON 62886E108 38,242
662,300SH SOLE 662,300 ORACLE CORP COMMON 68389X105 26,488 1,684,355SH
SOLE 1,684,355 UNISYS CORPORATION COMMON 909214108 1,926 102,900SH SOLE
102,900 WATERS CORP COMMON 941848103 33,145 619,300SH SOLE 619,300 3M
COMPANY COMMON 88579Y101 39,753 370,520SH SOLE 370,520 AGCO CORP
COMMON 001084102 25,306 932,400SH SOLE 932,400 DIEBOLD INC COMMON
253651103 441 7,000SH SOLE 7,000 EMERSON ELEC CO COMMON 291011104 573
7,300SH SOLE 7,300 FLUOR CORPORATION COMMON 343412102 53,816 1,061,400SH
SOLE 1,061,400 GENERAL DYNAMICS COMMON 369550108 55,976 478,150SH SOLE
478,150 GENERAL ELECTRIC CO COMMON 369604103 67,916 1,698,045SH SOLE
1,698,045 HONEYWELL INTL INC COMMON 438516106 49,444 1,114,607SH SOLE
1,114,607 PITNEY BOWES INC COMMON 724479100 240 4,300SH SOLE 4,300 TYCO
INTL LTD COM PAR $0.20 902124106 74,282 1,978,427SH SOLE 1,978,427 UNITED
TECHNOLOGIES COMMON 913017109 52,002 459,800SH SOLE 459,800 APACHE CORP
COMMON 037411105 41,614 735,570SH SOLE 735,570 CHEVRONTEXACO CORP
COMMON 166764100 1,322 11,494SH SOLE 11,494 EXXON MOBIL CORP COMMON
30231G102 1,159 21,264SH SOLE 21,264 SCHLUMBERGER LTD COMMON 806857108
58,749 702,100SH SOLE 702,100 TRANSOCEAN INC ORDINARY G90078109 59,969
1,640,740SH SOLE 1,640,740 FEDEX CORPORATION COMMON 31428X106 246
2,500SH SOLE 2,500 SBC COMMUNICATIONS COMMON 78387G103 55,390
1,722,340SH SOLE 1,722,340 VERIZON COMMUNICATNS COMMON 92343V104 51,012 1,065,279SH SOLE 1,065,279 EMBRAER-EMPRESA BRAS PFD SP ADR 29081M102
4,207 100,000SH SOLE 100,000 UPM KYMMENE CORP SP ADR 915436109 16,253
671,100SH SOLE 671,100 NOKIA CORP SPADR(1 ORDA) 654902204 34,788 1,308,955SH
SOLE 1,308,955 AIR LIQUIDE ADR (0.2 ORD) 009126202 33,591 757,237SH SOLE
757,237 L OREAL CO ADR (0.2 ORD) 502117203 21,942 1,083,700SH SOLE 1,083,700
BAYER A G SP ADR(1 ORD) 072730302 214 6,700SH SOLE 6,700 SIEMENS A G SP ADR 826197501 43,457 447,810SH SOLE 447,810 HENKEL LTD PARTNRSHP SP ADR(1 ORD) 42550U109 36,121 360,300SH SOLE 360,300 DEUTSCHE BANK AG NAM ORD
D18190898 70,377 643,300SH SOLE 643,300 E.ON AG ADR-1 ORD SHS 268780103 45,514
526,055SH SOLE 526,055 JOHNSON ELEC HLDG SP ADR(10 ORD) 479087207 15,305
1,061,700SH SOLE 1,061,700 CHECK POINT SOFTWARE ORDINARY M22465104
31,370 1,052,200SH SOLE 1,052,200 LUXOTTICA GROUP SPA SP ADR (1 ORD)
55068R202 16,094 776,300SH SOLE 776,300 CANON INC ADR (1 ORD) 138006309 63,200
931,000SH SOLE 931,000 KYOCERA CORP ADR (2 ORD) 501556203 40,371 367,000SH
SOLE 367,000 MATSUSHITA ELEC INDL ADR(1 COMMON) 576879209 23,995
1,187,400SH SOLE 1,187,400 NEC CORP ADR (5 ORD) 629050204 733 68,000SH SOLE
68,000 HONDA MOTOR CO ADR (0.5 ORD) 438128308 28,848 951,300SH SOLE 951,300
KAO CORPORATION SPADR-10 ORDSHR 485537302 26,772 89,100SH SOLE 89,100
TAKEDA CHEMICAL INDS SHARES J81281115 32,437 569,000SH SOLE 569,000
TOYOTA MTR CORP ADR (2 ORD) 892331307 57,066 584,500SH SOLE 584,500 NIPPON
TELEG & TEL SPADR(0.005 ORD) 654624105 41,645 1,121,300SH SOLE 1,121,300
SECOM LTD ADR (2 ORD) 813113206 18,944 163,800SH SOLE 163,800 NOMURA
HLDGS INC SPONS ADR 65535H208 67,336 2,817,000SH SOLE 2,817,000 KIMBERLY
CLARK MEX SPADR(5 ORD A) 494386204 33,923 1,885,300SH SOLE 1,885,300
TELEFONOS DE MEXICO SPADR(20 SER L) 879403780 52,662 1,151,100SH SOLE
1,151,100 ROYAL DUTCH PETROL NLG1.25-NY REGD 780257804 88,056 1,412,210SH
SOLE 1,412,210 REED ELSEVIER N V SP ADR (2 ORD) 758204101 49,484 1,424,900SH
SOLE 1,424,900 UNILEVER N.V NY SHARE(1 ORD) 904784709 237 2,600SH SOLE 2,600
ING GROUP NV SP ADR (1 COM) 456837103 35,062 1,213,367SH SOLE 1,213,367 GOLD
FIELDS LTD SP ADR(1 ORD) 38059T106 42,998 2,495,100SH SOLE 2,495,100
ERICSSON(LM) TEL ADR-10 SER B SHR 294821608 1,273 35,000SH SOLE 35,000
AKTIEBOLAGETT ELECTR ADR(2 SER B) 010198208 26,065 485,100SH SOLE 485,100
VOLVO AKTIEBOLAGET ADR (1 ORD) 928856400 37,001 854,300SH SOLE 854,300
ABB LTD ADR (1 ORD SHR) 000375204 40,170 5,125,800SH SOLE 5,125,800 NESTLE S
A SP ADR (0.05 ORD) 641069406 51,514 617,085SH SOLE 617,085 NOVARTIS AG ADR
(1 ORD SHS) 66987V109 46,329 829,855SH SOLE 829,855 ROCHE HLDG LTD SP ADR
(.01 ORD) 771195104 33,826 265,550SH SOLE 265,550 BG PLC ADR (5 ORDS) 055434203
21,804 545,500SH SOLE 545,500 BP ADR (6 ORDS) 055622104 77,084 1,148,835SH SOLE
1,148,835 JOHNSON MATTHEY PLC SP ADR 479142309 28,595 661,200SH SOLE
661,200 REXAM PLC SP ADR NEW2001 761655406 18,399 335,800SH SOLE 335,800 RIO
TINTO PLC ADR (4 ORD) 767204100 264 2,000SH SOLE 2,000 BRITISH AMER TOB PLC SPONSORED ADR 110448107 359 9,100SH SOLE 9,100 DIAGEO P L C SP ADR (4 ORD) 25243Q205 60,048 866,500SH SOLE 866,500 GLAXOSMITHKLINE PLC SP ADR (2 ORD) 37733W105 57,860 1,105,164SH SOLE 1,105,164 PEARSON PLC SP ADR (1 ORD)
705015105 17,890 1,187,100SH SOLE 1,187,100 VODAFONE GRP PLC ADR(10 ORDS)
92857W100 38,769 1,237,785SH SOLE 1,237,785 WPP GROUP PLC SP ADR(5 ORDS)
929309300 21,283 319,000SH SOLE 319,000 AMVESCAP PLC SP ADR(2 ORDS)
03235E100 24,769 1,249,200SH SOLE 1,249,200 BARCLAYS PLC ADR (4 ORD)
06738E204 46,366 978,985SH SOLE 978,985 HSBC HLDGS PLC SP ADR(5 ORD)
404280406 40,192 410,015SH SOLE 410,015 TOMKINS PLC SP ADR (4 ORD) 890030208
23,996 932,300SH SOLE 932,300 1.00 US = 1.310500 14,570,321


CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011